Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2024	2023	2022
Current
Cayman Islands	$-	$-	$-
Hong Kong	-	-	-
China	101,922	363,605	331,688
Deferred
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	(21,916)	(19,019)	(4,304)
Income tax provision	$80,006	$344,586	$327,384

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	2.9%	(8.2)%	(5.4)%
Non-deductible expenses	(24.3)%	1.2%	0.2%
Effect of PRC preferential tax rate	1.9%	(3.2)%	(8.8)%
Adjustments in respect of current income tax of previous years	1.3%	-%	-%
Effect of different tax rates in the different tax jurisdictions	(8.2)%	3.9%	2.3%
Effective tax rate	(1.4)%	18.7%	13.3%

Schedule of Net Deferred Tax Assets and Liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of December 31,
	2024	2023
Allowance for credit loss	$2,421	$3,460
Inventories valuation allowance	12,676	2,709
Operating lease liabilities	5,012	-
Deferred tax assets	20,109	6,169
Right-of-use asset	(5,720)	-
Depreciation	(235,940)	(253,062)
Deferred tax liabilities	(241,660)	(253,062)
Net deferred tax liabilities	$(221,551)	$(246,893)

Schedule of Movement of Net Deferred Tax Liabilities and Assets

The movement of net deferred tax liabilities and assets were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance at beginning of the year	$(246,893)	$6,143	$2,169
Current year reduction (addition)	21,916	(254,224)	4,304
Foreign exchange difference	3,426	1,188	(330)
Balance at end of the year	$(221,551)	$(246,893)	$6,143